Property, Plant and Equipment - Additional Information (Detail)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Pre-tax discount rate applied to cash flows for determining value in use for impaired CGUs	8.73%	8.54%